Defined benefit scheme (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of defined benefit plans [line items]
Mortality rate description	The assumptions regarding future mortality rates are based on mortality tables published and approved by the Ministry of Finance. The mortality rate of an active participant at retirement age (67 for men, 62 for women), is 0.6433% for men and 0.3574% for women.	The assumptions regarding future mortality rates are based on mortality tables published and approved by the Ministry of Finance. The mortality rate of an active participant at retirement age (67 for men, 62 for women), is 0.6433% for men and 0.3574% for women.
Nominal interest rate	1.73%	1.73%	1.78%
Increase (decrease) discount rate	0.50%	0.50%
Rate hike expected salaries increase (decrease)	0.50%	0.50%
Vacation provision		₪ 915	₪ 589
Increase (decrease) resignation rate	10.00%	10.00%
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		₪ 251
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	$ 78
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		236
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	73
Defined Benefit Obligation [Member] | Resignation Increase (decrease) - 10% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		₪ 205
Defined Benefit Obligation [Member] | Resignation Increase (decrease) - 10% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	$ 64